Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Total cash, cash equivalents and restricted cash is as follows:

	As at	As at	As at	As at
	June 30, 2020	December 31, 2019	June 30, 2019	December 31, 2018
	$	$	$	$
Cash and cash equivalents	167,907	88,824	35,429	54,917
Restricted cash – current	4,766	3,071	1,916	2,153
Restricted cash – long-term	3,437	3,437	3,437	3,437
Cash and cash equivalents held for sale	—	1,121	—	—
Restricted cash held for sale - current	—	337	—	—
	176,110	96,790	40,782	60,507

The Company maintains restricted cash deposits relating to certain FFAs (note 8) and leasing arrangements (note 7).
Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	For the six months ended
	June 30, 2020	June 30, 2019
	$	$
Leased assets obtained in exchange for new operating lease liabilities	—	25,656